Loss Per Share - Schedule of Reconciliation of Earnings Used in Calculating Earnings Per Share (Details) (6-K) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loss per share for profit attributable to the ordinary equity holders of the company:
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share: From continuing operations	$ 2,647,698	$ 3,123,372	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)